Details of treasury and other financial risks - Estimated impact of 10% increase of value of the EUR on the fair value of hedges (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Details of treasury and other financial risks [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	€ (136)
US Dollar [Member]
Details of treasury and other financial risks [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	(71)	€ (85)
Yen [Member]
Details of treasury and other financial risks [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	(17)	(19)
Pound Sterling [Member]
Details of treasury and other financial risks [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	(15)	(14)
Swiss Franc [Member]
Details of treasury and other financial risks [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	(6)	(5)
Zloty [Member]
Details of treasury and other financial risks [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	(8)	(9)
RUB [member]
Details of treasury and other financial risks [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	€ (8)	€ (3)